RELATED PARTY TRANSACTIONS	12 Months Ended
Jan. 31, 2025
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 6 – RELATED PARTY TRANSACTIONS

As of January 31, 2025, the Company compensated its officers $784,167 and $806,667 for the years ended January 31, 2025, and 2024, respectively.

On January 23, 2023, the Company issued convertible notes payable to the following: Steven Rudofsky (“Rudofsky”), former Chairman and CEO, for $125,000; Feehan Partners LP (“Feehan”), controlled by Robert Scannell (“Scannell”), CFO and Director, for $87,334 and $112,666; Andrew Brodkey (“Brodkey”). CEO, COO and Director, for $98,000; and Shaun Dykes (“Dykes”), Vice President and Director, for $150,000 (issued to Dykes and related parties to Dykes). On April 5, 2024, Rudofsky, Feehan, Brodkey, and Dykes converted notes payable of $125,000, $200,000, $98,000, and $30,000, respectively, into 1,666,667, 2,666,666, 1,306,667, and 400,000 shares of common stock, respectively (see Note 4).

On April 3, 2024, the officers of the company, Rudofsky, Brodkey, and Scannell each elected to exercise 5,360,000 vested stock options with a strike price of $0.125 and an expiration date of September 30, 2027. All options were exercised on a cashless basis, resulting in the issuance of 3,385,000 shares per officer, or a total of 11,055,000 common shares.

On April 4, 2024, Feehan and Brodkey executed cashless conversion of 2,666,666 and 1,306,667 warrants, respectively, into 1,666,670 and 816,666 shares of common stock, respectively.

On April 8, 2024, Rudofsky executed cashless conversion of 1,666,667 warrants into 1,041,667 shares of common stock.

On May 1, 2024, Rudofsky, Brodkey, and Scannell each elected to convert accrued compensation of $31,250, $17,500, and $62,500, respectively, into 195,313, 109,375, and 390,625 shares of common stock, respectively.

On August 2, 2024, Brodkey, Rudofsky, and Scannell each elected to convert accrued compensation of $42,500, $31,250, and $87,500, respectively, into 170,000, 125,000, and 350,000 shares of common stock, respectively.

On September 25, 2024, the Company issued stock incentives to Brodkey (2,570,000 shares valued at $565,400), Scannell (2,500,000 shares valued at $550,000), and Rudofsky (125,000 shares valued at $27,500).

On October 28, 2024, the Company issued a secured promissory note for $25,000 to Feehan Partners, LP (“Feehan”), a company controlled by Robert Scannell, the Company’s chief financial officer and director. The note accrues interest at 10% and is due on October 28, 2025.

On November 4, 2024, the Company issued a secured promissory note for $25,000 to Feehan. The note accrues interest at 10% and is due on November 4, 2025.

On November 5, 2024, Brodkey and Scannell each elected to convert accrued compensation of $42,500 and $87,500 into 193,182 and 397,727 shares of common stock, respectively.

On November 5, 2024, Rudofsky exercised 500,000 warrants at $0.15 for $75,000.

On November 20, 2024, the Company issued a secured promissory note for $25,000 to Feehan. The note accrues interest at 10% and is due on November 20, 2025.

On December 3, 2024, the Company issued a secured promissory note for $25,000 to Feehan. The note accrues interest at 10% and is due on December 3, 2025.

On January 31, 2025, Brodkey and Scannell each elected to convert accrued compensation of $42,500 and $87,500 into 106,784 and 219,849 shares of common stock, respectively.

On January 31, 2025, Brodkey and Scannell each elected to convert accrued compensation of $55,000 and $62,500 into 138,192 and 157,036 shares of common stock, respectively.

As of January 31, 2025, the Company has payables of $56,150 to Brodkey, which are included in accounts payable and accrued expenses in the accompanying consolidated balance sheets.